Cash and Bank Balances	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
Cash and Bank Balances
1 1	CASH AND BANK BALANCES

	2021	2022
	RM	RM	USD
Cash and bank balances	2,782,773	3,953,991	898,124
Cash at share trading accounts	340,174	42,004	9,541
Total	3,122,947	3,995,995	907,665

Cash at share trading accounts are readily convertible to a known amount of cash which are subject to an insignificant risk of changes in value.

The above balances that are not denominated in the functional curr
e
ncy are as follows:

	2021	2022
	RM	RM
Singapore dollar	5,225	12,605
United States dollar	72,037	20,326